Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 520
Pension Plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	69
Other employee future benefit plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	46
Canadian plans [member] | Common shares [member]
Disclosure of defined benefit plans [line items]
Plan assets	$ 1	$ 11